TAXES ON INCOME	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
TAXES ON INCOME

NOTE 11:-   TAXES ON INCOME

a.         Corporate tax rates:

The Israeli corporate tax rate was 25% in 2012, 25% in 2013 and 26.5% in 2014. A company in Israel is taxable on its real (non-inflationary) capital gains at the corporate tax rate of 26.5% in the year of sale.

Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States is subject to the following tax rates:

	Year ended December 31,
	2014	2013	2012

Luxemburg	29%	29%	29%
Switzerland	24%	24%	24%
United States	34%	34%	35%

b.         Tax assessments:

The Company has final tax assessments through the tax year 2010.

c.         Deferred tax assets and liabilities:

Deferred tax assets and liabilities mainly deriving from the acquisitions of commercial buildings in Switzerland. The deferred taxes are computed at the average tax rate of 24%, based on the corporate income tax in Switzerland, which is the tax rate that will be in effect when the differences are expected to reverse.

	December 31,
	2014	2013
Deferred tax assets:
NOLs	$29,809	$32,891
Lease provision	1,567	1,769
Swap instrument	129	390
Mortgage loan	216	246
Reserves and allowances	92	-

Deferred tax assets	31,813	35,296

Deferred tax liabilities:
Land	(5,336)	(5,931)
Building	(10,667)	(12,016)
Other assets, net	(146)	(273)
Reserves and allowances	-	(67)

Deferred tax liabilities	(16,149)	(18,287)

Valuation allowance	(29,901)	(32,824)

Deferred tax liabilities, net	$(14,237)	$(15,815)

d.         Net operating losses carry-forward:

Through December 31, 2014, Optibase Ltd. had net operating losses carry-forward for tax purposes in Israel of approximately $ 68 million which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2014, Optibase Inc. had U.S. federal net operating loss carry-forward of approximately $ 30 million that can be carried forward and offset against taxable income for 20 years, no later than 2033. Utilization of U.S. net operating losses may be subject to the substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986, and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. Based upon the weight of available evidence, which includes the Company's historical operating performance and the recorded cumulative net losses in all prior fiscal periods, the Company has provided a full valuation allowance against it Israeli and U.S deferred tax assets.

e.         Reconciliation of the theoretical tax expenses to the actual tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2014	2013	2012

Income (loss) before taxes as reported	$6,947	$5,142	$5,698

Theoretical tax benefit computed at the statutory rate (25%, 25% and 26.5% for the years 2012, 2013 and 2014, respectively)	$1,841	$1,286	$1,424
Differences in tax rates on income deriving from foreign subsidiaries	14	(170)	(54)
Tax adjustments in respect of currency translation	170	(160)	(305)
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	(769)	223	324
Other non-deductible expenses	246	339	254

Income tax expense	$1,502	$1,518	$1,643

f.         Income (loss) before taxes on income consists of the following:

	Year ended December 31,
	2014	2013	2012

Domestic	$(1,000)	$328	$(810)
Foreign	7,947	4,814	6,508

	$6,947	$5,142	$5,698

g.         Income tax expenses are comprised as follows:

	Year ended December 31,
	2014	2013	2012

Current	$1,489	$1,397	$1,537
Deferred	13	121	106

	$1,502	$1,518	$1,643

Domestic	$-	$-	$-
Foreign	1,502	1,518	1,643

	$1,502	$1,518	$1,643

h.       As of December 31, 2013 and 2014 the Company has no liability for unrecognized income tax benefits, and there was no change in its liability for unrecognized income tax benefits during all years presented.